21. Other Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Liabilities

21.	Other Liabilities

	December 31,	December 31,
	2018	2017
Unpaid acquisition payable (a)	$53,824	$53,655
Other current liabilities (b)	8,819	8,744
Total other current liabilities	62,643	62,399

Accrued warranty reserve (c)	1,538	1,538
Total other noncurrent liabilities	1,538	1,538
Total other liabilities	$64,181	$63,937

(a)	Unpaid Acquisition Payable

Acquisition payable of $53,824 and $53,655 as of December 31, 2018 and 2017 mainly represented: i) unpaid purchase consideration of Sinsin of $43,595 and $45,749 as of December 31, 2018 and 2017 (see Note 6 Deconsolidation of Sinsin); ii) Accrued interest for the unpaid purchase consideration of Sinsin of $8,712 and $6,314 with an interest rate of 6% for the unpaid purchase price, as of December 31, 2018 and 2017; iii) unpaid purchase consideration of Heliostixio of $1,517 and $1,592 as of December 31, 2018 and 2017 (see Note 5 Business Acquisitions).

(b)	Other current liabilities

Other current liabilities of $8,819 and $8,744 as of December 31, 2018 and 2017 mainly represented the payment made by Sinsin on the behalf of the Group. Sinsinwas deconsolidated on January 1, 2017 (see Note 6 Deconsolidation of Sinsin).

(c)	Accrued warranty reserve

The accrued warranty reserve mainly represented the product warranty for PV panels which were installed by the Group. During the quarter ended September 30, 2007 and continuing through the fourth quarter of 2010, the Group installed own manufactured solar panels. Since 2011, due to the absence of historical material warranty claims and identical warranty terms, the Group has not recorded any additional warranty provision relating to solar energy systems sold. PV construction contracts entered into during the recent years included provisions under which the Group agreed to provide warranties to the customers, where the Group passes on all potential warranty exposure and claims, if any, with respect systems sold by the Group to its suppliers. The warranty reserve balance as of December 31, 2018 and 2017 was $1,538 and $1,538, respectively (see Note 26 (a) Commitments).